RELATED PARTY TRANSACTIONS (Details) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended	9 Months Ended	0 Months Ended	9 Months Ended	0 Months Ended	9 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Sep. 30, 2014 Brand Contract	Apr. 28, 2014 Fantex Series Vernon Davis Convertible Tracking Stock	Sep. 30, 2014 Fantex Series Vernon Davis Convertible Tracking Stock	Jul. 21, 2014 Fantex Series EJ Manuel Convertible Tracking Stock	Sep. 30, 2014 Fantex Series EJ Manuel Convertible Tracking Stock	Dec. 31, 2012 Fantex Holdings, Inc.	Jun. 30, 2014 Fantex Holdings, Inc.	Sep. 30, 2014 Fantex Holdings, Inc.	Sep. 30, 2013 Fantex Holdings, Inc.	Dec. 31, 2013 Fantex Holdings, Inc.	Sep. 30, 2014 Fantex Holdings, Inc. Fantex Holdings, Inc. 2012 Equity Incentive Plan	Dec. 31, 2013 Fantex Holdings, Inc. Fantex Holdings, Inc. 2012 Equity Incentive Plan item	Apr. 28, 2014 Fantex Brokerage Services, LLC Fantex Series Vernon Davis Convertible Tracking Stock	Jul. 21, 2014 Fantex Brokerage Services, LLC Fantex Series EJ Manuel Convertible Tracking Stock	Apr. 28, 2014 Fantex Holdings, Inc. Fantex Series Vernon Davis Convertible Tracking Stock	Jul. 21, 2014 Fantex Holdings, Inc. Fantex Series EJ Manuel Convertible Tracking Stock	Jul. 21, 2014 Fantex Holdings, Inc. Fantex Series EJ Manuel Convertible Tracking Stock Director	Jul. 21, 2014 Directors of Fantex Holdings, Inc. Fantex Series EJ Manuel Convertible Tracking Stock
Related Party Transactions
Management fee as percent of cash receipts					5.00%
Management fees charged		$ 26,788									$ 20,343	$ 26,788
Operating Expenses	1,063,023	3,096,920	2,355,577	3,562,295
Expenses directly related to operations paid by the Parent company										1,063,023		2,743,906	2,355,577	3,562,295
Expenses contributed from parent	1,063,023	2,743,906	1,996,270	2,335,169						1,063,023			1,996,270	2,335,169
Cash contribution			2,000,000	2,000,000										2,000,000
Amount paid to Reimburse expenses														1,533,167
Number of independent directors																5
Non qualified options granted (in shares)																100,000
Contractual term of non qualified options																10 years
Vesting period of non qualified options																4 years
Allocation of stock compensation															18,697	9,837
Key assumptions used to value stock option grants
Expected Term															6 years 7 days
Risk Free Rate (as a percent)															1.75%
Weighted Average Volatility (as a percent)															65.50%
Expected Forfeiture Rate (as a percent)															35.00%
Expected Dividend Rate (as a percent)															0.00%
Fair value of the options (in dollars per share)															$ 0.967
Shares remaining to be expensed over the remaining vesting period															70,089
Compensation expense remaining to be expensed															67,776
Remaining vesting period over which shares are to be expensed															2 years 9 months
Number of shares issued						421,100		523,700
Par value (in dollars per share)						$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Gross proceeds from initial public offering						4,211,000		5,237,000
Number of shares purchased																			102,454	250,000	27,934
Aggregate purchase price							4,000,450		4,975,150
Share price (in dollars per share)																			$ 10	$ 10		$ 10
Purchase price of shares acquired																			1,020,000	2,500,000	279,340
Underwriting fees																	$ 210,550	$ 261,850